Reserves (Details) - USD ($)					12 Months Ended
	Jun. 06, 2025	May 27, 2025	Feb. 27, 2025	Feb. 07, 2025	Jun. 30, 2025	Jan. 28, 2025	Jun. 07, 2024
Reserves [Line Items]
Booked amount (in Dollars)					$ 720,187
Shares issued			50,765
Warrant issued		350,000		294,600
Warrant exercise (in Dollars per share)	$ 11.5	$ 5	$ 5	$ 7
RSUs to Directors and Management [Member]
Reserves [Line Items]
Shares issued to directors and management						89,243
Director [Member]
Reserves [Line Items]
Shares issued to directors and management							50,765
Booked amount (in Dollars)					$ 359,132